Other equity instruments - Schedule of Other Equity Instruments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments [Line Items]
At 1 January	£ 5,692	£ 5,018	£ 4,268
Contract/ notional amount £m	1,672,134	1,448,064
Repurchases and redemptions during the year:
Profit attributable to other equity holders	404	363	334
Distributions on other equity instruments	(404)	(363)	(334)
At 31 December	5,367	5,692	5,018
Other equity instruments
Issued in the year:
Issued in the year:	1,514	1,174	750
Repurchases and redemptions during the year:
Repurchases and redemptions during the year:	(1,839)	(500)	0
Other equity instruments | 750 Million Pound Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities Issued in 2025 [Member]
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments [Line Items]
Contract/ notional amount £m	750
Issued in the year:
Issued in the year:	750	0	0
Other equity instruments | 1000 Million Pound Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities Issued in 2025 [Member]
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments [Line Items]
Contract/ notional amount £m	1,000
Issued in the year:
Issued in the year:	764	0	0
Other equity instruments | 550 Million Pound Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities [Member]
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments [Line Items]
Contract/ notional amount £m	550
Issued in the year:
Issued in the year:	0	410	0
Other equity instruments | 1000 Million Pound Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities [Member]
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments [Line Items]
Contract/ notional amount £m	1,000
Issued in the year:
Issued in the year:	0	764	0
Other equity instruments | 750 Million Pound Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments [Line Items]
Contract/ notional amount £m	750
Issued in the year:
Issued in the year:	0	0	750
Other equity instruments | 750M Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities [Member]
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments [Line Items]
Contract/ notional amount £m	750
Repurchases and redemptions during the year:
Repurchases and redemptions during the year:	(687)	0	0
Other equity instruments | 1,500M Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities [Member]
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments [Line Items]
Contract/ notional amount £m	1,500
Repurchases and redemptions during the year:
Repurchases and redemptions during the year:	(1,152)	0	0
Other equity instruments | 500M Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities [Member]
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments [Line Items]
Contract/ notional amount £m	500
Repurchases and redemptions during the year:
Repurchases and redemptions during the year:	£ 0	£ (500)	£ 0